COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Loss Contingencies [Line Items]
Purchase obligation, purchases during period	$ 81,911	$ 76,629	$ 110,175
Purchase obligation, due in next twelve months	58,797
Purchase obligation, to be paid, after year five	$ 0
Peekskill, New York
Loss Contingencies [Line Items]
Site contingency, ownership period	3 years
Memphis, TN
Loss Contingencies [Line Items]
Site contingency, ownership period	50 years